PORT PREFERRED STOCK (Schedule) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended			36 Months Ended	121 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 14, 2012	Dec. 31, 2019
Changes In Equity And Comprehensive Income Line Items [Line Items]
Balance	69,259,122		65,866,765	66,822,861			65,866,765
Balance	$ 277,388	$ 293,964	$ 293,964	$ 260,983	$ 295,550
Issuance of preferred stock	262	286	835	1,418	8,666	$ 561,700	$ 561,700
Other offering costs		(2)	(27)	(11)	(8)
Balance	$ 258,900	$ 309,122	$ 277,388	$ 293,964	$ 260,983		$ 277,388
Preferred Stock | Preferred Class A
Changes In Equity And Comprehensive Income Line Items [Line Items]
Issuance of preferred stock			15,000
Balance	15,000		15,000				15,000
Balance	$ 14,909
Dividends Available Upon Redemption	365
Issuance of preferred stock			$ 15,000
Dividends Paid	(140)
Other offering costs			(91)
Balance	$ 15,134		$ 14,909				$ 14,909
Preferred Stock | Preferred Class B
Changes In Equity And Comprehensive Income Line Items [Line Items]
Issuance of preferred stock			125
Balance	125		125				125
Balance	$ 99
Dividends Available Upon Redemption	0
Issuance of preferred stock			$ 125
Dividends Paid	0
Other offering costs			(26)
Balance	$ 99		$ 99				$ 99